SIGNIFICANT ACCOUNTING POLICIES (Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Product Warranty Liability [Line Items]
January 1,	$ 2,820	$ 2,594
Charged to costs and expenses relating to new sales	1,879	1,963
Costs of product warranty claims	(1,734)	(1,642)
Foreign currency translation adjustments	(49)	(95)
December 31,	$ 2,916	$ 2,820